Capital - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Translation Adjustments
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments, net of tax	₩ (40)	₩ (77)